Financial Instruments	12 Months Ended
Apr. 30, 2021
Disclosure Of Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
18.	FINANCIAL INSTRUMENTS

The Company’s financial instruments include cash, amounts receivable, restricted cash, investment, accounts payable and accrued liabilities, debentures, loans payable, leases and deferred acquisition payments.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value, by reference to the reliability of the inputs used to estimate the fair values.

Level 1 – applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 – applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 – applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The fair value of investment is determined based on “Level 2” inputs as its value under the equity method was the best approximation of its fair value. As at April 30, 2021, the Company believes the carrying values of cash, amounts receivable, restricted cash, accounts payable and accrued liabilities, debentures, loans payable, leases and deferred acquisition payments approximate their fair values because of their nature and relatively short maturity dates or durations.

Concentration of risk:

Industry

The Company operates in the contract research organization sector and is affected by general economic trends. A decline in economic conditions, research spending or other adverse conditions could lead to reduced revenue.

Concentrations of credit risk

Credit risk relates to cash, restricted cash and amounts receivable and arises from the possibility that counterparty to an instrument may fail to perform. At April 30, 2021, all of the Company’s cash was held with tier one banks. The Company has evaluated amounts receivable and determined that there were no material allowances for doubtful accounts at April 30, 2021 and 2020. During the year ended April 30, 2021 the Company incurred bad debt expense of $3,601 (2020 - $48,433).

Currency risk

The Company operates in the US and Europe which gives rise to exposure to market risks from changes in foreign currency values. Most significantly, the Company is exposed to potential currency fluctuations between US and Canadian dollars, which was translated at 1.2279 at April 30, 2021, and the Euro and Canadian dollar, which was translated at 1.4852 at April 30, 2021. Fluctuations in the exchange rate could impact profitability.

At April 30, 2021, the Company is exposed to currency risk through the following assets and liabilities denominated in US dollars and Euros:

	Euros	US Dollars
(in thousands)	(€)	(US $)
Cash	2,014	23,733
Amounts receivable	1,039	1,027
Investment	80	—
	3,133	24,760

Accounts payable and accrued liabilities	(867)	(414)
Deferred acquisition payments	(336)	—
Leases	(664)	(504)
	(1,867)	(918)

Net	1,266	23,842

Liquidity risk:

The Company’s approach to managing its obligations is to maintain sufficient resources to meet its obligations when due without undue risk to the Company. The Company monitors its cash requirements on an ongoing basis to ensure that there are sufficient resources for operations as well as to fund anticipated leasing, capital and development expenditures. In addition, the Company manages its cash to meet its debt obligations and to fund general and administrative costs.

Contractual cash flow requirements as at April 30, 2021 were as follows:

	< 1 year	1 - 2 years	2 - 5 years	>5 years	Total
(in thousands)	$	$	$	$	$
Accounts payable and accrued liabilities	3,011	—	—	—	3,011
Leases	1,105	871	113	—	2,089
Convertible debentures	—	1,637	—	—	1,637
Total(1)	4,116	2,508	113	—	6,737

(1)	$498,361 final deferred acquisition payment not included in this table is to be settled by issuance of shares.